Parent entity financial information	12 Months Ended
Jun. 30, 2021
Disclosure Of Parent Entity Financial Information [Abstract]
Parent entity financial information

20. Parent entity financial information

a.	Summary financial information

The parent entity financial information disclosure is an Australian Disclosure Requirement as required by Corporations Regulations 2001. The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Balance Sheet
Current Assets	21,135	22,715
Total Assets	943,030	775,407

Current Liabilities	9,136	11,765
Total Liabilities	13,904	17,278

Shareholders' Equity
Issued Capital	1,163,165	1,051,450
Reserves
Foreign Currency Translation Reserve	(150,306)	(216,440)
Share Options Reserve	77,310	69,695
Warrant Reserve	12,969	—
(Accumulated losses)/retained earnings	(174,012)	(146,576)
	929,126	758,129

Loss for the period	(27,436)	(16,981)
Total comprehensive loss for the period	(27,436)	(16,981)

b.	Contingent liabilities of the parent entity

(i) Central Adelaide Local Health Network Incorporated (“CALHNI”) (formerly Medvet)

Mesoblast Limited acquired certain intellectual property relating to our MPCs, or Medvet IP, pursuant to an Intellectual Property Assignment Deed, or IP Deed, with Medvet Science Pty Ltd, or Medvet. Medvet’s rights under the IP Deed were transferred to Central Adelaide Local Health Network Incorporated, or CALHNI, in November 2011. In connection with its use of the Medvet IP, on completion of certain milestones Mesoblast Limited will be obligated to pay CALHNI, as successor in interest to Medvet, (i) certain aggregated milestone payments of up to $2.2 million and single-digit royalties on net sales of products covered by the Medvet IP, for cardiac muscle and blood vessel applications and bone and cartilage regeneration and repair applications, subject to minimum annual royalties beginning in the first year of commercial sale of those products and (ii) single-digit royalties on net sales of the specified products for applications outside the specified fields.